January 2018
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Nick Xeros
Account Administrator
312-332-7464
nicholas.xeros@usbank.com
www.usbank.com/abs
190 South Lasalle St. 7th Floor
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Archetype Mortgage Funding I LLC
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Jefferies LoanCore LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Rialto Capital Advisors, LLC
Operating Advisor:
Pentalpha Surveillance LLC
Rating Agency:
Fitch, Inc.
Rating Agency:
Kroll Bond Rating Agency, Inc.
Rating Agency:
Moody's Investors Service, Inc.,
Payment Date:
Jan 12, 2018
Prior Payment:
Dec 12, 2017
Next Payment:
Feb 12, 2018
Record Date:
Dec 29, 2017
Determination Date:
Jan 8, 2018
First Payment Date:
Dec 12, 2012
Closing Date:
Nov 29, 2012
Cut-off Date:
Nov 6, 2012
Final Distribution Date:
Nov 10, 2045
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Statement to Certificateholders

Historical Delinquency & Liquidation (Stated)

REO Status Report

REO Additional Detail

Historical Liquidation Loss Loan Detail

Bond Collateral Realized Loss Reconciliation

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

Material Breaches and Document Defects

Mortgage Loan Characteristics

Delinquency Summary Report

Defeased Loan Detail

January 2018
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Pass-Thru
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
0.66200%
72,318,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
1.76200%
202,504,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
2.77300%
607,410,000.00
606,115,770.58
0.00
1,400,632.53
1,400,632.53
0.00
606,115,770.58
A-AB
2.36800%
90,017,000.00
89,036,256.64
1,407,609.45
175,698.21
1,583,307.66
0.00
87,628,647.19
X-A
1.97223%
1,083,364,000.00
806,267,027.22
0.00
1,325,118.07
1,325,118.07
0.00
804,859,417.77
X-B
0.35447%
305,564,224.00
303,794,518.58
0.00
89,739.50
89,739.50
0.00
303,794,518.58
A-S
3.12400%
111,115,000.00
111,115,000.00
0.00
289,269.38
289,269.38
0.00
111,115,000.00
B
3.74700%
90,280,000.00
90,280,000.00
0.00
281,899.30
281,899.30
0.00
90,280,000.00
C
4.44800%
57,293,000.00
57,293,000.00
0.00
212,366.05
212,366.05
0.00
57,293,000.00
D
4.74888%
57,293,000.00
57,293,000.00
0.00
226,731.11
226,731.11
0.00
57,293,000.00
E
4.74888%
27,779,000.00
27,779,000.00
0.00
109,932.51
109,932.51
0.00
27,779,000.00
F
4.74888%
22,570,000.00
22,570,000.00
0.00
89,318.44
89,318.44
0.00
22,570,000.00
G
4.74888%
50,349,224.00
48,579,518.58
0.00
153,678.66
153,678.66
0.00
48,579,518.58
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,388,928,224.00
1,110,061,545.80
1,407,609.45
4,354,383.76
5,761,993.21
0.00
1,108,653,936.35
PAYMENT DETAIL

January 2018
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
36192PAC0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
36192PAF3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
36192PAJ5
0.99786927
0.00000000
2.30590956
2.30590956
0.00000000
0.99786927
A-AB
36192PAM8
0.98910491
15.63715132
1.95183369
17.58898500
0.00000000
0.97346776
X-A
36192PAQ9
0.74422542
0.00000000
1.22315128
1.22315128
0.00000000
0.74292612
X-B
36192PAA4
0.99420840
0.00000000
0.29368457
0.29368457
0.00000000
0.99420840
A-S
36192PAT3
1.00000000
0.00000000
2.60333333
2.60333333
0.00000000
1.00000000
B
36192PAD8
1.00000000
0.00000000
3.12250000
3.12250000
0.00000000
1.00000000
C
36192PAG1
1.00000000
0.00000000
3.70666667
3.70666667
0.00000000
1.00000000
D
36192PAK2
1.00000000
0.00000000
3.95739635
3.95739635
0.00000000
1.00000000
E
36192PAN6
1.00000000
0.00000000
3.95739635
3.95739635
0.00000000
1.00000000
F
36192PAR7
1.00000000
0.00000000
3.95739635
3.95739635
0.00000000
1.00000000
G
36192PAU0
0.96485139
0.00000000
3.05225480
3.05225480
0.00000000
0.96485139
R
36192PAW6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
FACTOR DETAIL

January 2018
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Beginning
Scheduled
Unscheduled
Realized
Ending
Cumulative
Class
Balance
Principal
Principal
Loss
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
A-3
606,115,770.58
0.00
0.00
0.00
606,115,770.58
0.00
A-AB
89,036,256.64
1,407,609.42
0.03
0.00
87,628,647.19
0.00
A-S
111,115,000.00
0.00
0.00
0.00
111,115,000.00
0.00
B
90,280,000.00
0.00
0.00
0.00
90,280,000.00
0.00
C
57,293,000.00
0.00
0.00
0.00
57,293,000.00
0.00
D
57,293,000.00
0.00
0.00
0.00
57,293,000.00
0.00
E
27,779,000.00
0.00
0.00
0.00
27,779,000.00
0.00
F
22,570,000.00
0.00
0.00
0.00
22,570,000.00
0.00
G
48,579,518.58
0.00
0.00
0.00
48,579,518.58
1,769,705.42
Totals:
1,110,061,545.80
1,407,609.42
0.03
0.00
1,108,653,936.35
1,769,705.42
PRINCIPAL DETAIL

January 2018
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
GS Mortgage Securities Trust 2012-GCJ9
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Interest
Class
Interest
Shortfall
Adjustment
Shortfall
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
1,400,632.53
0.00
0.00
0.00
0.00
1,400,632.53
0.00
A-AB
175,698.21
0.00
0.00
0.00
0.00
175,698.21
0.00
X-A
1,325,118.07
0.00
0.00
0.00
0.00
1,325,118.07
0.00
X-B
89,739.50
0.00
0.00
0.00
0.00
89,739.50
0.00
A-S
289,269.38
0.00
0.00
0.00
0.00
289,269.38
0.00
B
281,899.30
0.00
0.00
0.00
0.00
281,899.30
0.00
C
212,366.05
0.00
0.00
0.00
0.00
212,366.05
0.00
D
226,731.11
0.00
0.00
0.00
0.00
226,731.11
0.00
E
109,932.51
0.00
0.00
0.00
0.00
109,932.51
0.00
F
89,318.44
0.00
0.00
0.00
0.00
89,318.44
0.00
G
192,248.41
0.00
0.00
38,569.75
0.00
153,678.66
667,322.27
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
4,392,953.51
0.00
0.00
38,569.75
0.00
4,354,383.76
667,322.27
INTEREST DETAIL

Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
January 2018
GS Mortgage Securities Trust 2012-GCJ9
Interest
Fees
Scheduled Interest
4,532,202.23
Master Servicing Fee
23,531.32
Interest Adjustments
0.00
Special Servicing Fee
0.00
Deferred Interest
0.00
Trustee/Certificate Administrator Fee
1,147.02
Net Prepayment Shortfall
0.00
Operating Advisor Fee
1,185.27
Net Prepayment Interest Excess
0.00
Other/Miscellaneous Fee
0.00
Interest Reserve Deposit/Withdrawal
145,366.28
Fee Distributions
25,863.61
Interest Collections
4,386,835.95
Principal
Scheduled Principal
1,407,609.42
Unscheduled Principal
0.03
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
0.00
Principal Collections
1,407,609.45
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
6,588.57
Other Expenses of the Trust
6,588.57
Other
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
4,354,383.76
Principal Distribution
1,407,609.45
Prepayment Premium
0.00
Available Distribution Amount
5,761,993.21
Total Collections
5,794,445.40
Total Distributions
5,794,445.39
Funds Collection
Funds Distribution
RECONCILIATION OF FUNDS

Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
January 2018
GS Mortgage Securities Trust 2012-GCJ9
P&I Advances
Controlling Class:
Current
Outstanding
G
Advance
Advance
Controlling Class Representative:
Principal
0.00
1,316,168.73
RREF CMBS AIV, LP
Interest
0.00
7,002,422.78
Total
0.00
8,318,591.51
Aggregate Realized Losses during Related Collection Period
0.00
Agg Add'l Trust Fund Expenses during Related Collection Period
0.00
Disclosable Special Servicer Fees
Special Servicer/Affiliates
0.00
0.00
0.00
0.00
Total
0.00
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and Beneficial Owner may register to receive email notifications when such notices are posted; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.
MISCELLANEOUS DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
January 2018
Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
Goldman Sachs Mortgage Company
11/14/2017
1541502
Citigroup Global Markets Realty Corp.
2/14/2017
1541001
Starwood Mortgage Funding I LLC
2/14/2017
1682511
Jefferies LoanCore LLC
2/13/2017
0001555524
ADDITIONAL LOAN DETAIL
Repurchase/Replacement
Status

Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
January 2018
GS Mortgage Securities Trust 2012-GCJ9
Serviced Whole
Outstanding
Beginning Stated
Ending Stated % of Cut-Off Prin
Loan
P&I Advances
Whole Loan
Principal Balance Principal Balance
Bal Remaining
Totals:
Totals:
Percentage Of Cut-Off Principal Balance Outstanding
P&I Advances With Respect To Each Serviced Whole Loan
Stated Principal Balance With Respect To Each Whole Loan And
ADDITIONAL LOAN DETAIL

Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
January 2018
GS Mortgage Securities Trust 2012-GCJ9
Count
Balance
Count
Balance
Totals:
Totals:
(Foreclosure Proceedings Commenced)
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans
ADDITIONAL LOAN DETAIL

Commercial Mortgage Pass
Through Certificates, Series 2012-GCJ9
January 2018
GS Mortgage Securities Trust 2012-GCJ9
Stated Principal
Amount of Any Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As To Which Related Mortgagor
Mortgage Loan Repurchased, Substituted For Or Otherwise
ADDITIONAL LOAN DETAIL

January 2018
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
1
7,156,613.55
1
7,641,859.88
Jan 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.6%
0.7%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
7,641,859.88
Dec 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.7%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
7,641,859.88
Nov 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.7%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
7,641,859.88
Oct 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.7%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
7,641,859.88
Sep 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.7%
1
86,328,385.83
7.7%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
7,641,859.88
Aug 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.6%
1
2,608,559.35
0.2%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
10,250,419.23
Jul 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.9%
1
13,578,722.71
1.1%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
10,272,521.16
Jun 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.8%
2
77,634,219.16
6.4%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
10,293,133.50
May 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
10,315,060.42
Apr 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.8%
1
11,040,896.73
0.8%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
10,335,492.69
Mar 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
10,360,062.44
Feb 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
10,380,304.25
Jan 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
10,400,460.36
Dec 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
10,421,947.59
Nov 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.8%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

January 2018
REO STATUS REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
550100068
FL
0.00
0.00
0.00
0.00
04/14/2016
Wildwood
Retail
3,100,000.00
3
695100074
CT
7,641,859.88
8,152,330.89
1,200,000.00
04/30/2018
25,313.00
02/23/2016
New Britain
Office
8,250,000.00
05/09/2017
Count:
Totals:
2
7,641,859.88
8,152,330.89
1,200,000.00
25,313.00
11,350,000.00
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

January 2018
ADDITIONAL RECONCILIATION DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

January 2018
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
2,608,559.35
1,300,000.00
1,889,989.84
510,653.79
1,379,336.05
1,229,223.30
550100068
3
Aug 2017
1,889,989.84
510,653.79
1,379,336.05
1,229,223.30
Count:
Totals:
1
2,608,559.35
1,300,000.00
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

January 2018
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
550100068
2,608,559.35
1,307,541.52
0.00
0.00
0.00
0.00
Aug 2017
0.00
1,307,541.52
0.00
0.00
550100068
1,229,223.30
1,307,541.52
0.00
0.00
0.00
Nov 2017
(78,318.22)
1,229,223.30
0.00
0.00
695100074
0.00
0.00
0.00
0.00
0.00
Dec 2017
540,482.25
540,482.25
0.00
0.00
2
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
0.00
0.00
0.00
462,164.03
1,769,705.55
1,229,223.30
0.00
0.00

January 2018
INTEREST ADJUSTMENT RECONCILIATION
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
0.00
0.00
588.57
0.00
0.00
0.00
0.00
0.00
0.00
8,608,159.06
0.00
0.00
406100071
2,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,336,883.07
0.00
0.00
550100043
2,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,156,613.55
0.00
0.00
695100070
2,000.00
0.00
0.00
0.00
0.00
31,973.02
0.00
0.00
0.00
7,641,859.88
0.00
8.16
695100074
29,743,515.56
Count:
Totals:
4
6,000.00
0.00
588.57
0.00
0.00
31,973.02
0.00
0.00
0.00
0.00
8.16
Total Interest Shortfall hitting the Trust:
38,569.75
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

January 2018
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
695100074
40 Hart Street
02/01/2016
7,763,805.75
09/06/2017
1,200,000.00
05/09/2017
0.00
253,549.02
Count:
Totals:
1
7,763,805.75
1,200,000.00
0.00
253,549.02

January 2018
LOAN LEVEL DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
406100042
Mixed Use
GA
06/06/17
03/30/17
406100045
Multifamily
CA
07/06/17
07/05/17
406100046
Retail
DE
08/06/22
N
18,298,124.39
125,829.21
0.00
01/06/18
0.00
0
105,686.23
0.00
6.700
1.10
12/31/16
406100048
Office
GA
09/06/22
N
14,661,103.88
85,891.46
0.00
01/06/18
0.00
0
63,221.80
0.00
5.000
2.51
12/31/16
406100050
Mixed Use
CA
09/06/22
N
3,910,431.62
25,316.29
0.00
01/06/18
0.00
0
20,397.89
0.00
6.050
0.00
406100053
Office
NC
10/06/22
N
23,294,020.97
149,887.63
0.00
01/06/18
0.00
0
120,504.26
0.00
6.000
1.39
12/31/16
406100057
Retail
IL
10/06/22
N
5,007,566.78
29,978.62
0.00
01/06/18
0.00
0
22,628.42
0.00
5.240
1.37
12/31/16
406100058
Multifamily
NC
10/06/22
N
18,703,282.20
113,709.99
0.00
01/06/18
0.00
0
87,094.03
0.00
5.400
0.99
12/31/16
406100059
Multifamily
TN
10/06/22
N
16,711,815.32
105,043.11
0.00
01/06/18
0.00
0
82,856.55
0.00
5.750
1.44
12/31/16
406100060
Retail
AL
10/06/22
N
12,831,875.08
74,386.86
0.00
01/06/18
0.00
0
54,338.65
0.00
4.910
1.70
12/31/16
406100061
Multifamily
XX
10/06/22
N
47,301,783.01
295,358.15
0.00
01/06/18
0.00
0
231,669.78
0.00
5.680
1.09
12/31/16
406100063
Self Storage
NC
10/06/22
N
5,053,191.23
29,727.20
0.00
01/06/18
0.00
0
22,051.32
0.00
5.060
2.75
12/31/16
406100064
Lodging
PA
11/06/22
N
5,153,504.41
40,712.03
0.00
01/06/18
0.00
0
22,002.03
0.00
4.940
2.79
12/31/16
406100066
Mixed Use
NY
11/06/22
N
73,576,349.04
399,420.28
0.00
01/06/18
0.00
0
271,008.31
0.00
4.270
1.68
12/31/16
406100067
Office
IL
11/06/22
N
24,263,971.68
138,236.54
0.00
01/06/18
0.00
0
99,405.22
0.00
4.750
2.43
12/31/16
406100068
Office
CA
11/06/22
N
70,000,000.00
238,097.22
0.00
01/06/18
0.00
0
238,097.22
0.00
3.950
3.40
12/31/16
406100069
Office
CA
11/07/22
N
128,638,741.20
612,449.62
0.03
01/06/18
0.00
0
438,585.45
0.00
3.954
2.24
12/31/16
406100071
Self Storage
04/07/15 TX
11/06/22
N
8,608,159.06
58,856.72
0.00
01/06/18
0.00
0
40,336.91
0.00
5.430
0.00
550100001
Various
NY
09/06/22
N
140,000,000.00
595,845.83
0.00
01/06/18
0.00
0
595,845.83
0.00
4.943
1.54
12/31/16
550100003
Lodging
XX
11/06/17
09/06/17
550100009
Lodging
XX
10/06/17
06/06/17
550100011
Retail
PA
11/06/22
N
27,346,814.50
151,631.49
0.00
01/06/18
0.00
0
105,651.72
0.00
4.479
1.79
12/31/16
550100013
Office
WI
11/06/22
N
23,238,586.93
128,644.75
0.00
01/06/18
0.00
0
89,459.71
0.00
4.463
2.14
12/31/16
550100015
Office
VA
10/06/22
N
22,612,299.14
112,469.15
0.00
01/06/18
0.00
0
84,028.59
0.00
4.310
3.21
12/31/16
550100017
Retail
NC
10/06/22
N
18,734,816.15
99,174.05
0.00
01/06/18
0.00
0
71,122.73
0.00
4.402
1.68
12/31/16
550100020
Self Storage
XX
08/06/22
N
17,255,849.91
93,301.28
0.00
01/06/18
0.00
0
68,450.77
0.00
4.600
0.00
550100028
Retail
TX
10/06/22
N
11,864,131.06
64,356.66
0.00
01/06/18
0.00
0
49,014.87
0.00
4.792
1.88
12/31/16
550100031
Multifamily
PA
08/06/22
N
8,766,292.43
57,874.41
0.00
01/06/18
0.00
0
37,830.06
0.00
5.000
2.96
12/31/16
550100033
Retail
NC
11/06/22
N
7,846,327.98
43,738.61
0.00
01/06/18
0.00
0
30,671.73
0.00
4.532
1.48
12/31/16
550100034
Office
IL
10/06/22
N
7,881,165.71
45,642.50
0.00
01/06/18
0.00
0
33,306.19
0.00
4.900
2.39
12/31/16
550100035
Lodging
SC
09/06/22
N
7,288,021.39
47,558.75
0.00
01/06/18
0.00
0
30,195.59
0.00
4.800
2.42
12/31/16
550100039
Mobile Home
TX
08/06/22
N
7,187,276.59
42,995.38
0.00
01/06/18
0.00
0
32,231.23
0.00
5.200
0.00
550100042
Multifamily
CT
09/06/22
N
7,085,403.46
39,428.82
0.00
01/06/18
0.00
0
27,380.39
0.00
4.480
1.37
12/31/16
550100043
Lodging
07/18/17 NY
11/06/22
N
6,336,883.07
50,577.43
0.00
12/06/17
0.00
B
27,928.94
0.00
5.100
1.24
12/31/16
550100044
Lodging
NY
11/06/22
N
6,170,123.37
49,246.44
0.00
01/06/18
0.00
0
27,193.97
0.00
5.100
1.14
12/31/16
550100045
Lodging
WV
09/06/22
N
6,167,930.67
40,880.53
0.00
01/06/18
0.00
0
26,564.77
0.00
4.990
1.71
12/31/16
550100046
Self Storage
NV
11/06/17
12/03/15
550100048
Retail
TX
09/06/22
N
5,433,975.20
35,169.21
0.00
01/06/18
0.00
0
22,045.62
0.00
4.700
1.62
12/31/16
550100050
Retail
FL
10/01/22
N
5,115,175.49
29,043.72
0.00
01/01/18
0.00
0
20,735.88
0.00
4.700
2.18
12/31/16
550100053
Multifamily
MI
09/06/22
N
4,783,694.49
27,102.41
0.00
01/06/18
0.00
0
19,227.50
0.00
4.660
2.79
12/31/16
550100055
Multifamily
MI
10/06/22
N
4,550,311.48
25,274.88
0.00
01/06/18
0.00
0
17,583.76
0.00
4.480
3.71
12/31/16

January 2018
LOAN LEVEL DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
550100056
Lodging
SC
09/06/22
N
4,362,398.57
28,937.21
0.00
01/06/18
0.00
0
18,826.08
0.00
5.000
2.79
12/31/16
550100059
Self Storage
MI
07/06/22
N
4,384,436.60
24,894.61
0.00
01/06/18
0.00
0
17,773.61
0.00
4.700
0.00
550100060
Retail
GA
10/06/22
N
4,338,764.73
24,635.30
0.00
01/06/18
0.00
0
17,588.47
0.00
4.700
0.00
550100061
Retail
NC
09/06/22
N
3,964,168.88
23,360.17
0.00
01/06/18
0.00
0
17,299.17
0.00
5.060
2.36
12/31/16
550100063
Retail
IL
09/06/22
N
3,618,285.81
21,156.20
0.00
01/06/18
0.00
0
15,540.50
0.00
4.980
0.00
550100064
Various
XX
11/01/22
N
3,308,294.33
19,796.50
0.00
01/01/18
0.00
0
14,978.03
0.00
5.250
1.66
12/31/16
550100065
Self Storage
FL
09/06/22
N
3,207,636.08
18,810.15
0.00
01/06/18
0.00
0
13,859.63
0.00
5.010
2.64
12/31/16
550100066
Retail
CO
10/01/22
N
3,142,286.34
18,162.25
0.00
01/01/18
0.00
0
13,225.33
0.00
4.880
1.91
12/31/16
550100067
Self Storage
GA
08/08/22
N
2,901,337.18
20,152.40
0.00
01/06/18
0.00
0
14,020.46
0.00
5.600
0.00
550100068
Retail
FL
08/06/22
07/21/17
550100069
Multifamily
OH
11/06/22
N
2,754,767.52
15,976.55
0.00
01/06/18
0.00
0
11,712.85
0.00
4.930
2.09
12/31/16
550100070
Mobile Home
OH
09/06/22
N
2,478,004.31
15,775.17
0.00
01/06/18
0.00
0
11,329.63
0.00
5.300
2.47
12/31/16
550100071
Retail
FL
07/06/22
N
2,407,957.35
14,495.35
0.00
01/06/18
0.00
0
10,902.22
0.00
5.250
0.00
550100072
Retail
FL
07/06/22
N
2,339,159.08
14,081.19
0.00
01/06/18
0.00
0
10,590.73
0.00
5.250
1.59
12/31/16
550100073
Mobile Home
SC
08/06/22
N
2,175,655.34
13,713.96
0.00
01/06/18
0.00
0
10,787.01
0.00
5.750
0.00
550100074
Multifamily
MI
11/06/22
N
1,901,241.15
11,211.91
0.00
01/06/18
0.00
0
8,362.13
0.00
5.100
2.65
12/31/17
624100059
Office
FL
07/06/22
N
52,693,980.08
315,383.64
0.00
01/06/18
0.00
0
235,853.61
0.00
5.190
1.17
12/31/16
624100060
Lodging
NY
06/06/22
N
61,535,434.16
349,728.99
0.00
01/06/18
0.00
0
266,364.37
0.00
5.020
1.12
12/31/16
624100061
Office
NY
06/06/17
05/31/17
695100064
Multifamily
TN
09/01/22
N
4,281,529.62
28,354.47
0.00
01/01/18
0.00
0
18,403.30
0.00
4.980
3.78
12/31/16
695100065
Office
CA
10/01/22
N
7,141,087.55
41,112.70
0.00
01/01/18
0.00
0
29,809.57
0.00
4.840
1.38
12/31/16
695100066
Self Storage
IN
10/01/22
N
4,261,313.08
27,497.49
0.00
01/01/18
0.00
0
17,269.48
0.00
4.695
2.38
12/31/16
695100067
Retail
MD
10/01/22
N
4,584,289.30
26,627.58
0.00
01/01/18
0.00
0
19,491.87
0.00
4.930
2.20
12/31/16
695100068
Office
KY
11/01/22
N
15,114,085.43
86,330.58
0.00
01/01/18
0.00
0
62,258.20
0.00
4.776
1.83
12/31/16
695100069
Office
IL
11/01/22
N
13,028,706.37
75,182.05
0.00
01/01/18
0.00
0
54,823.83
0.00
4.879
1.77
12/31/16
695100070
Office
08/16/17 IL
11/01/22
N
7,156,613.55
41,297.18
0.00
01/01/18
0.00
0
30,114.50
0.00
4.879
0.15
12/31/16
695100071
Mobile Home
AZ
11/01/22
N
7,295,034.59
40,534.82
0.00
01/01/18
0.00
0
28,315.61
0.00
4.500
1.71
12/31/16
695100072
Multifamily
IL
11/01/22
N
14,029,257.77
80,644.14
0.00
01/01/18
0.00
0
58,562.86
0.00
4.840
2.11
12/31/16
695100073
Retail
GA
11/01/22
N
17,728,205.90
98,541.18
0.00
01/01/18
0.00
0
71,857.98
0.00
4.700
2.04
12/31/16
695100074
Office
06/25/15 CT
11/01/22
N
7,641,859.88
0.00
0.00
02/01/16
0.00
6
0.00
0.00
4.880
-0.42
12/31/16
695100075
Office
NJ
11/01/22
N
7,578,596.30
44,061.17
0.00
01/01/18
0.00
0
32,386.21
0.00
4.955
1.46
12/31/16
695100077
Multifamily
MI
11/01/22
N
10,118,003.22
64,838.00
0.00
01/01/18
0.00
0
40,524.19
0.00
4.640
1.94
12/31/16
695100078
Retail
CA
11/01/22
N
5,502,547.39
31,661.51
0.00
01/01/18
0.00
0
23,016.88
0.00
4.850
1.47
12/31/16
1,108,653,936.35
5,939,811.65
0.03
0.00
74
Totals:
Count:
4,532,202.23
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

January 2018
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Old P&I
Modified
Note Rate
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 = Principal Write-Off; 4 =Not Used; 5 = Temporary Rate Reduction;
6 = Capitalization on Interest; 7 = Capitalization on Taxes; 8 = Other; 9 = RCombination; 10 = Forbearance.

January 2018
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

January 2018
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
0M to 4.9M
21
$73,655,962.86
6.64%
5M to 9.9M
21
$141,416,736.10
12.76%
10M to 14.9M
6
$76,533,077.38
6.90%
15M to 19.9M
7
$122,546,179.30
11.05%
20M to 24.9M
4
$93,408,878.72
8.43%
25M to 29.9M
1
$27,346,814.50
2.47%
45M to 49.9M
1
$47,301,783.01
4.27%
50M to 54.9M
1
$52,693,980.08
4.75%
60M to 64.9M
1
$61,535,434.16
5.55%
70M to 74.9M
2
$143,576,349.04
12.95%
125M to 129.9M
1
$128,638,741.20
11.60%
140M to 144.9M
1
$140,000,000.00
12.63%
Total
67
$1,108,653,936.35
100.00%
Remaining Principal Balance
0
2
4
6
8
10
12
14
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
45
M
t
o
49.9M
50
M
t
o
54.9M
60
M
t
o
64.9M
70
M
t
o
74.9M
12
5M
to
12
9.9M
14
0M
to
14
4.9M
Count
Balance ($)
%
3.750% - 3.990%
2
$198,638,741.20
17.92%
4.250% - 4.490%
7
$177,144,580.70
15.98%
4.500% - 4.740%
11
$88,560,781.19
7.99%
4.750% - 4.990%
21
$311,024,512.83
28.05%
5.000% - 5.240%
13
$180,847,296.27
16.31%
5.250% - 5.490%
6
$37,844,856.33
3.41%
5.500% - 5.740%
2
$50,203,120.19
4.53%
5.750% - 5.990%
2
$18,887,470.66
1.70%
6.000% - 6.240%
2
$27,204,452.59
2.45%
6.500% - 6.740%
1
$18,298,124.39
1.65%
Total
67
$1,108,653,936.35
100.00%
Gross Rate
Total Weighted Average Rate: 4.77%
0
4
8
12
16
20
24
28
32
3.750% -
3.990%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%
6.000% -
6.240%
6.500% -
6.740%

January 2018
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
NEW YORK
5
$287,618,789.64
25.94%
CALIFORNIA
5
$215,192,807.76
19.41%
NORTH CAROLINA
6
$77,595,807.41
7.00%
ILLINOIS
7
$74,985,567.67
6.76%
VARIOUS
3
$67,865,927.25
6.12%
FLORIDA
5
$65,763,908.08
5.93%
PENNSYLVANIA
3
$41,266,611.34
3.72%
GEORGIA
4
$39,629,411.69
3.57%
TEXAS
4
$33,093,541.91
2.99%
MICHIGAN
5
$25,737,686.94
2.32%
WISCONSIN
1
$23,238,586.93
2.10%
VIRGINIA
1
$22,612,299.14
2.04%
TENNESSEE
2
$20,993,344.94
1.89%
DELAWARE
1
$18,298,124.39
1.65%
KENTUCKY
1
$15,114,085.43
1.36%
CONNECTICUT
2
$14,727,263.34
1.33%
SOUTH CAROLINA
3
$13,826,075.30
1.25%
ALABAMA
1
$12,831,875.08
1.16%
NEW JERSEY
1
$7,578,596.30
0.68%
ARIZONA
1
$7,295,034.59
0.66%
WEST VIRGINIA
1
$6,167,930.67
0.56%
OHIO
2
$5,232,771.83
0.47%
MARYLAND
1
$4,584,289.30
0.41%
INDIANA
1
$4,261,313.08
0.38%
COLORADO
1
$3,142,286.34
0.28%
Total
67
$1,108,653,936.35
100.00%
Geographic Distribution by State
0
4
8
12
16
20
24
28
NEW YORK
CALIFORNIA
NO
RTH CAROLINA
IL
LIN
O
IS
VARIO
US
FLORIDA
PENNSYLVANIA
GE
O
RGIA
TEXAS
M
IC
HIGAN
WISCONSIN
VIRGINIA
TENNESSEE
DELAWARE
KENTUCKY
CO
NNECTICUT
SO
UT
H
CAROLINA
ALABAMA
NEW
JE
RSEY
ARIZONA
WEST
VIR
G
INIA OH
IO
M
ARY
LA
ND
INDIANA
CO
LO
RADO

January 2018
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
Lodging
7
$97,014,295.64
8.75%
Mixed Use
2
$77,486,780.66
6.99%
Mobile Home Park
4
$19,135,970.83
1.73%
Multifamily
12
$140,987,381.67
12.72%
Office
15
$424,944,818.67
38.33%
Retail
18
$160,104,471.41
14.44%
Self Storage
7
$45,671,923.14
4.12%
Various
2
$143,308,294.33
12.93%
Total
67
$1,108,653,936.35
100.00%
Property Type
8.8
Lodging
7.0
Mixed Use
1.7
Mobile Home Park
12.7
Multifamily
38.3
Office
14.4
Retail
4.1
Self Storage
12.9
Various
Lodging
8.8%
Mixed Use
7.0%
Mobile Home Park
1.7%
Multifamily
12.7%
Office
38.3%
Retail
14.4%
Self Storage
4.1%
Various
12.9%
Total:
100.0%
Count
Balance ($)
%
60 - 62
24
$494,336,674.64
44.59%
63 - 65
39
$495,340,731.04
44.68%
66 - 68
4
$118,976,530.67
10.73%
Total
67
$1,108,653,936.35
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 63
0
5
10
15
20
25
30
35
40
45
60 - 62
63 - 65
66 - 68

January 2018
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Count
Balance ($)
%
51 - 53
1
$61,535,434.16
5.55%
54 - 56
21
$305,111,029.24
27.52%
57 - 59
45
$742,007,472.95
66.93%
Total
67
$1,108,653,936.35
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 57
0
10
20
30
40
50
60
70
51 - 53
54 - 56
57 - 59
Count
Balance ($)
%
-0.50% - -0.0
2
$14,798,473.43
1.33%
0.000% - 0.49
1
$6,336,883.07
0.57%
0.500% - 0.99
1
$61,535,434.16
5.55%
1.000% - 1.49
13
$223,461,712.94
20.16%
1.500% - 1.99
13
$322,031,615.12
29.05%
2.000% - 2.49
12
$242,234,546.27
21.85%
2.500% - 2.99
11
$80,022,976.93
7.22%
3.500% - 3.99
3
$97,162,610.62
8.76%
4.000% - 4.49
1
$4,281,529.62
0.39%
Not Avail.
10
$56,788,154.19
5.12%
Total
67
$1,108,653,936.35
100.00%
DSCR
Total Weighted Average DSCR: 1.78
0
4
8
12
16
20
24
28
32
0.000%
- 0
.4
9
-0
.5
0%
-
-0
.0
0.500%
- 0
.9
9
1.000%
- 1
.4
9
1.500%
- 1
.9
9
2.000%
- 2
.4
9
2.500%
- 2
.9
9
3.500%
- 3
.9
9
4.000%
- 4
.4
9
No
t Ava
il.

January 2018
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
55.95%
Amortizing Balloon
18.94%
IO Maturity Balloon
25.11%
IO/Amortizing/Balloon
Amortizing Balloon
55.95%
IO Maturity Balloon
18.94%
IO/Amortizing/Balloon
25.11%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
58
$620,284,458.83
55.95%
IO Maturity Balloon
2
$210,000,000.00
18.94%
IO/Amortizing/Balloon
7
$278,369,477.52
25.11%
Total
67
$1,108,653,936.35
100.00%
Amortization Type

January 2018
Delinquency Summary Report
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
65
1,093,855,462.92
98.67%
1,093,878,111.38
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
65
1,093,855,462.92
98.67%
1,093,878,111.38
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
1
7,156,613.55
0.65%
7,156,613.55
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
7,156,613.55
0.65%
7,156,613.55
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
7,641,859.88
0.69%
7,842,469.13
1
7,641,859.88
0.69%
7,842,469.13
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
66
1,101,012,076.47
99.31%
1,101,034,724.93
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
7,641,859.88
0.69%
7,842,469.13
67
1,108,653,936.35
100.00%
1,108,877,194.06
Group 1
Current
121 + days
Current
99.3%
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
0.7%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

January 2018
DEFEASED LOAN DETAIL
GS Mortgage Securities Corporation Trust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
3,910,431.62
09/06/2022
6.05
F
406100050
8,608,159.06
11/06/2022
5.43
F
406100071
17,255,849.91
08/06/2022
4.60
F
550100020
7,187,276.59
08/06/2022
5.20
F
550100039
4,384,436.60
07/06/2022
4.70
F
550100059
4,338,764.73
10/06/2022
4.70
F
550100060
3,618,285.81
09/06/2022
4.98
F
550100063
2,901,337.18
08/08/2022
5.60
F
550100067
2,407,957.35
07/06/2022
5.25
F
550100071
2,175,655.34
08/06/2022
5.75
F
550100073
56,788,154.19
Count:
Totals:
10
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

Document Outline

  Table of Contents
    Statement to Certificateholders
    Historical Delinquency & Liquidation (Stated)
    REO Status Report
    REO Additional Detail
    Historical Liquidation Loss Loan Detail
    Bond Collateral Realized Loss Reconciliation
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Historical Loan Modification Report
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Delinquency Summary Report
    Defeased Loan Detail